Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
Class K | LifePath Retirement Portfolio | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	424
10 Years	rr_ExpenseExampleYear10	984
Annual Return 2001	rr_AnnualReturn2001	3.95%
Annual Return 2002	rr_AnnualReturn2002	(2.35%)
Annual Return 2003	rr_AnnualReturn2003	12.30%
Annual Return 2004	rr_AnnualReturn2004	6.70%
Annual Return 2005	rr_AnnualReturn2005	4.67%
Annual Return 2006	rr_AnnualReturn2006	9.15%
Annual Return 2007	rr_AnnualReturn2007	4.85%
Annual Return 2008	rr_AnnualReturn2008	(15.04%)
Annual Return 2009	rr_AnnualReturn2009	18.53%
Annual Return 2010	rr_AnnualReturn2010	9.82%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.85%)
1 Year	rr_AverageAnnualReturnYear01	9.82%
5 Years	rr_AverageAnnualReturnYear05	4.81%
10 Years	rr_AverageAnnualReturnYear10	4.82%
Class K | LifePath Retirement Portfolio | Class K | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.97%
5 Years	rr_AverageAnnualReturnYear05	3.64%
10 Years	rr_AverageAnnualReturnYear10	3.67%
Class K | LifePath Retirement Portfolio | Class K | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.47%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Class K | LifePath Retirement Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® Retirement Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath® Retirement Portfolio ("LifePath Retirement Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors seeking income and moderate long-term growth of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares (formerly, Class S Shares) of LifePath Retirement Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Retirement Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect LifePath Retirement Portfolio's performance. During the most recent fiscal year, the Retirement Master Portfolio's portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Independent Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath Retirement Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath Retirement Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath Retirement Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath Retirement Portfolio is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2011, LifePath Retirement Portfolio held approximately 39% of its assets in Underlying Funds that invest primarily in equity securities, 61% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. Because LifePath Retirement Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Portfolio's risk profile.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath Retirement Portfolio in the description of risks below may include the Underlying Funds in which the Retirement Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of LifePath Retirement Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of LifePath Retirement Portfolio for each of the last ten calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. The performance information for the periods from January 1, 2000 through May 30, 2008 (the date Class K Shares (formerly Class S Shares) commenced operations) shows the performance of Institutional Shares of LifePath Retirement Portfolio adjusted to reflect the different administration fees and expenses of Class K Shares. The average annual total return table compares the performance (before and after taxes) of Class K Shares of LifePath Retirement Portfolio to that of the LifePath Retirement Portfolio Custom Benchmark. The LifePath Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath Retirement Portfolio invests according to their weightings as of the most recent quarter-end. For all periods prior to March 15, 2004, the returns for LifePath Retirement Portfolio reflect the direct investment by Retirement Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio's returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of LifePath Retirement Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of LifePath Retirement Portfolio for each of the last ten calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath Retirement Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 9.84% (quarter ended September 30, 2009) and the lowest return for a quarter was -7.85% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2011 was 2.43%.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class K | LifePath Retirement Portfolio | LifePath Retirement Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.86%
5 Years	rr_AverageAnnualReturnYear05	5.32%
10 Years	rr_AverageAnnualReturnYear10	5.49%
Class K | LifePath Retirement Portfolio | S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Class K | LifePath Retirement Portfolio | Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Class K | LifePath Retirement Portfolio | MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.73%
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	6.22%
Class K | LifePath Retirement Portfolio | Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.26%
Class K | LifePath Retirement Portfolio | Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	7.02%
Class K | LifePath Retirement Portfolio | FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.41%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	9.82%

[1]	BlackRock Fund Advisors ("BFA"), the investment adviser to Retirement Master Portfolio has contractually agreed to waive its management fee at the Retirement Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the Retirement Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath Retirement Portfolio and LifePath Retirement Master Portfolio (the "Retirement Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
[3]	Independent Expenses consist of LifePath Retirement Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath Retirement Portfolio and the Retirement Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Portfolio and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.